Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Gold held on carbon	$ 1,421	$ 1,603
Silver and gold concentrate	0	157
Material stockpiles	0	0
Materials and supplies	1,868	1,446
Inventories	$ 3,289	$ 3,206